Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow Information (Parenthetical) (Detail)	Jan. 31, 2017	Jan. 31, 2016
4.25% Convertible Notes [Member]
Supplemental Cash Flow Information [Line Items]
Debt instrument, stated percentage	4.25%	4.25%
8.0% Convertible Notes [Member]
Supplemental Cash Flow Information [Line Items]
Debt instrument, stated percentage	8.00%	8.00%